Business Combinations (Tables)	8 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Fair Value Measurements of Business Combinations	During the measurement period, we obtained a purchase price allocation report from a consulting firm to assist in finalizing the fair value of assets acquired and liabilities assumed. Accordingly, the fair value measurements and adjustments are noted below.
Assets Acquired:	Initial Amounts Recognized as of the acquisition date	Measurement Period Adjustment	Final Amounts Recognized as of the acquisition date
Cash	123,594	-	123,594
Cap software develop/Intangible assets	7,946,844	(6,827,844)	1,119,000
Trademark	-	34,000	34,000
Customer Relationship	-	104,000	104,000
Other current assets	148,321	-	148,321
Total Assets Acquired	8,218,759	(6,689,844)	1,528,915
Liabilities assumed:
Accounts payable	96,207	-	96,207
Accrued expenses payable	5,500	-	5,500
Membership Contributions	7,696	(7,696)	-
Venture debt/loc 1	100,000	-	100,000
Total Liabilities Assumed	209,403	(7,696)	201,707
Total identifiable net assets	8,009,356	(6,682,148)	1,327,208
Purchase price	13,145,250	5,512,000	18,657,250
Goodwill - Excess of the purchase price over fair value of net assets acquired on acquisition date	5,135,894	12,194,148	17,330,042

Schedule of Identifiable Intangible Assets	The purchase price allocation to identifiable intangible assets acquired subject to amortization consists of the following:
	Estimated Useful Life (in years)	Gross Value	Accumulated Amortization	Net Book Value
Definite Lived Intangible Assets:
Technology	5	$1,119,000	$235,860	$883,140
Customer and other relationships	8	104,000	13,134	90,866
Trade names	2	34,000	10,044	23,956
Balance, December 31, 2023		$1,257,000	$259,038	$997,962

Schedule of Estimate Amortization Expense	We estimate amortization expense for the next five years and beyond will be as follows:
Years Ending December 31:	Amount
2024	$257,722
2025	233,766
2026	233,766
2027	233,766
2028	12,980
Thereafter	25,962
Total	$997,962

Schedule of Stock Option Activity	Stock options granted in acquisition of Rhove deal with an exercise price of $10 and a two year exercise period from the date of grant.
	Options	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding and exercisable as of December 31, 2023	1,263,000	$10	1.23

Schedule of Pro Forma Consolidated Results of Operations	The following condensed unaudited pro forma consolidated results of operations for the Company for the eight months ended December 31, 2023 and for the years ended April 30, 2023, and 2022 present the results of operations of the Company and Rhove as if the acquisition occurred on May 1, 2022.
	December 31,	April 30,	April 30,
	2023	2023	2022
Revenue	$121,690	$419,412	$305,364
Operating costs and expenses	(6,460,312)	(7,256,469)	(9,609,986)
Income from operations	(6,338,622)	(6,837,057)	(9,304,622)
Other Income (Expense)	5,291,649	99,415	123,136
Net income/(Loss)	$(1,046,973)	$(6,737,642)	$(9,181,486)